Allowance for Credit Losses (Aging By Loan Class) (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financing receivable recorded investment
Past due 90 days or Greater and Still Accruing	$ 8,642,000	$ 8,238,000	$ 59,705,000
Loans	7,209,151,000	7,541,754,000
Current
Financing receivable recorded investment
Loans	7,171,688,000	7,503,496,000
Total Past Due
Financing receivable recorded investment
Loans	37,463,000	38,258,000
30 to 59 Days
Financing receivable recorded investment
Loans	25,836,000	9,307,000
60 to 89 Days
Financing receivable recorded investment
Loans	2,456,000	3,606,000
90 Days or Greater
Financing receivable recorded investment
Loans	9,171,000	25,345,000
Commercial, financial and agricultural
Financing receivable recorded investment
Loans	4,497,444,000	4,516,288,000
Commercial, financial and agricultural | Domestic | Commercial.
Financing receivable recorded investment
Past due 90 days or Greater and Still Accruing	577,000	318,000
Loans	1,501,852,000	1,785,936,000
Commercial, financial and agricultural | Domestic | Commercial. | Current
Financing receivable recorded investment
Loans	1,498,438,000	1,782,333,000
Commercial, financial and agricultural | Domestic | Commercial. | Total Past Due
Financing receivable recorded investment
Loans	3,414,000	3,603,000
Commercial, financial and agricultural | Domestic | Commercial. | 30 to 59 Days
Financing receivable recorded investment
Loans	2,534,000	1,931,000
Commercial, financial and agricultural | Domestic | Commercial. | 60 to 89 Days
Financing receivable recorded investment
Loans	303,000	1,109,000
Commercial, financial and agricultural | Domestic | Commercial. | 90 Days or Greater
Financing receivable recorded investment
Loans	577,000	563,000
Commercial, financial and agricultural | Domestic | Commercial real estate: farmland & commercial
Financing receivable recorded investment
Past due 90 days or Greater and Still Accruing	307,000	186,000
Loans	2,711,056,000	2,289,308,000
Commercial, financial and agricultural | Domestic | Commercial real estate: farmland & commercial | Current
Financing receivable recorded investment
Loans	2,692,076,000	2,286,468,000
Commercial, financial and agricultural | Domestic | Commercial real estate: farmland & commercial | Total Past Due
Financing receivable recorded investment
Loans	18,980,000	2,840,000
Commercial, financial and agricultural | Domestic | Commercial real estate: farmland & commercial | 30 to 59 Days
Financing receivable recorded investment
Loans	18,164,000	2,435,000
Commercial, financial and agricultural | Domestic | Commercial real estate: farmland & commercial | 60 to 89 Days
Financing receivable recorded investment
Loans	172,000	219,000
Commercial, financial and agricultural | Domestic | Commercial real estate: farmland & commercial | 90 Days or Greater
Financing receivable recorded investment
Loans	644,000	186,000
Commercial, financial and agricultural | Domestic | Commercial real estate: multifamily
Financing receivable recorded investment
Loans	284,536,000	441,044,000
Commercial, financial and agricultural | Domestic | Commercial real estate: multifamily | Current
Financing receivable recorded investment
Loans	284,536,000	440,918,000
Commercial, financial and agricultural | Domestic | Commercial real estate: multifamily | Total Past Due
Financing receivable recorded investment
Loans		126,000
Commercial, financial and agricultural | Domestic | Commercial real estate: multifamily | 30 to 59 Days
Financing receivable recorded investment
Loans		126,000
Obligations of states and political subdivisions
Financing receivable recorded investment
Loans	1,668,113,000	1,846,757,000
Obligations of states and political subdivisions | Domestic | Commercial Real Estate: other construction and land development
Financing receivable recorded investment
Past due 90 days or Greater and Still Accruing	188,000
Loans	1,668,113,000	1,846,757,000
Obligations of states and political subdivisions | Domestic | Commercial Real Estate: other construction and land development | Current
Financing receivable recorded investment
Loans	1,667,092,000	1,828,257,000
Obligations of states and political subdivisions | Domestic | Commercial Real Estate: other construction and land development | Total Past Due
Financing receivable recorded investment
Loans	1,021,000	18,500,000
Obligations of states and political subdivisions | Domestic | Commercial Real Estate: other construction and land development | 30 to 59 Days
Financing receivable recorded investment
Loans	499,000	1,059,000
Obligations of states and political subdivisions | Domestic | Commercial Real Estate: other construction and land development | 60 to 89 Days
Financing receivable recorded investment
Loans	334,000	854,000
Obligations of states and political subdivisions | Domestic | Commercial Real Estate: other construction and land development | 90 Days or Greater
Financing receivable recorded investment
Loans	188,000	16,587,000
Real estate - mortgage
Financing receivable recorded investment
Loans	867,831,000	999,144,000
Real estate - mortgage | Domestic | Residential: first lien
Financing receivable recorded investment
Past due 90 days or Greater and Still Accruing	4,937,000	5,890,000
Loans	403,658,000	405,119,000
Real estate - mortgage | Domestic | Residential: first lien | Current
Financing receivable recorded investment
Loans	394,975,000	395,629,000
Real estate - mortgage | Domestic | Residential: first lien | Total Past Due
Financing receivable recorded investment
Loans	8,683,000	9,490,000
Real estate - mortgage | Domestic | Residential: first lien | 30 to 59 Days
Financing receivable recorded investment
Loans	2,342,000	2,399,000
Real estate - mortgage | Domestic | Residential: first lien | 60 to 89 Days
Financing receivable recorded investment
Loans	1,212,000	926,000
Real estate - mortgage | Domestic | Residential: first lien | 90 Days or Greater
Financing receivable recorded investment
Loans	5,129,000	6,165,000
Real estate - mortgage | Domestic | Residential Junior Lien
Financing receivable recorded investment
Past due 90 days or Greater and Still Accruing	1,055,000	1,197,000
Loans	464,173,000	594,025,000
Real estate - mortgage | Domestic | Residential Junior Lien | Current
Financing receivable recorded investment
Loans	462,256,000	592,020,000
Real estate - mortgage | Domestic | Residential Junior Lien | Total Past Due
Financing receivable recorded investment
Loans	1,917,000	2,005,000
Real estate - mortgage | Domestic | Residential Junior Lien | 30 to 59 Days
Financing receivable recorded investment
Loans	747,000	561,000
Real estate - mortgage | Domestic | Residential Junior Lien | 60 to 89 Days
Financing receivable recorded investment
Loans	115,000	247,000
Real estate - mortgage | Domestic | Residential Junior Lien | 90 Days or Greater
Financing receivable recorded investment
Loans	1,055,000	1,197,000
Consumer
Financing receivable recorded investment
Loans	40,966,000	40,595,000
Consumer | Domestic
Financing receivable recorded investment
Past due 90 days or Greater and Still Accruing	4,000	79,000
Loans	40,966,000	40,595,000
Consumer | Domestic | Current
Financing receivable recorded investment
Loans	40,643,000	40,127,000
Consumer | Domestic | Total Past Due
Financing receivable recorded investment
Loans	323,000	468,000
Consumer | Domestic | 30 to 59 Days
Financing receivable recorded investment
Loans	231,000	318,000
Consumer | Domestic | 60 to 89 Days
Financing receivable recorded investment
Loans	88,000	71,000
Consumer | Domestic | 90 Days or Greater
Financing receivable recorded investment
Loans	4,000	79,000
Foreign.
Financing receivable recorded investment
Loans	134,797,000	138,970,000
Foreign. | Foreign
Financing receivable recorded investment
Past due 90 days or Greater and Still Accruing	1,574,000	568,000
Loans	134,797,000	138,970,000
Foreign. | Foreign | Current
Financing receivable recorded investment
Loans	131,672,000	137,744,000
Foreign. | Foreign | Total Past Due
Financing receivable recorded investment
Loans	3,125,000	1,226,000
Foreign. | Foreign | 30 to 59 Days
Financing receivable recorded investment
Loans	1,319,000	478,000
Foreign. | Foreign | 60 to 89 Days
Financing receivable recorded investment
Loans	232,000	180,000
Foreign. | Foreign | 90 Days or Greater
Financing receivable recorded investment
Loans	$ 1,574,000	$ 568,000